As filed with the Securities and Exchange Commission September 29, 2008

File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 240

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 241

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

800-754-8757

Robert J. Zutz, Esq.

K & L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Copies to:

Megan Hadley Koehler

Atlantic Fund Administration, LLC

Three Canal Plaza, Suite 600

Portland, Maine 04101

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)(1)

☒	on October 14, 2008 pursuant to Rule 485, paragraph (b)(1)

☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐	on [ ] pursuant to Rule 485, paragraph (a)(1)

☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐	on [ ] pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered:

Merk Hard Currency Dividend Fund

NOTE: This Post-Effective Amendment No. 240 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 14, 2008 as the new effective date for Post-Effective Amendment No. 234 filed pursuant to Rule 485(a) under the Securities Act on July 17, 2008. This Amendment relates solely to the Merk Hard Currency Dividend Fund, a series of the Trust. This Amendment does not supersede or amend any disclosure in the Trust’s registration statement relating to any other series of the Trust.

PART A

The Prospectus for Merk Hard Currency Dividend Fund dated July 17, 2008 and filed as Part A to Post-Effective Amendment 234 (Accession No. 0001193125-08-152756) is incorporated herein by reference.

PART B

The Statement of Additional Information for Merk Hard Currency Dividend Fund dated July 17, 2008 and filed as Part B to Post-Effective Amendment 234 (Accession No. 0001193125-08-152756) is incorporated herein by reference.

PART C

The Other Information for Merk Hard Currency Dividend Fund dated July 17, 2008 and filed as Part C to Post-Effective Amendment 234 (Accession No. 0001193125-08-152756) is incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine, on September 29, 2008.

FORUM FUNDS

By:	/s/ Stacey Hong
Stacey Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 29, 2008.

(a)	Principal Executive Officer

/s/ Stacey Hong
Stacey Hong
President

(b)	Principal Financial Officer and Principal Accounting Officer

/s/ Karen Shaw
Karen Shaw
Principal Chief Financial Officer and Treasurer

(c) A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*

By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.